Document and Entity Information	Jan. 07, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 07, 2026
Entity Registrant Name	CRITEO S.A.
Entity Incorporation State Country Code	I0
Entity File Number	001-36153
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	32 Rue Blanche
Entity Address City Or Town	Paris
Entity Address Country	FR
Entity Address Postal Zip Code	75009
Country Region	33
City Area Code	17
Local Phone Number	585 0939
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001576427
Amendment Flag	false
American Depositary Shares, each representing one ordinary share, nominal value €0.025 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	American Depositary Shares, each representing one ordinary share, nominal value €0.025 per share
Trading Symbol	CRTO
Security Exchange Name	NASDAQ
Ordinary Shares, nominal value €0.025 per share* [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, nominal value €0.025 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true